AST BOND PORTFOLIO 2026
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.4%
Asset-Backed Securities — 31.2%
Automobiles — 9.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A
2.630%	12/20/21	300	$ 301,094
Series 2016-01A, Class A, 144A
2.990%	06/20/22	300	303,248
Series 2019-01A, Class A, 144A
3.450%	03/20/23	400	410,857
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	800	814,156
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	900	939,164
Drive Auto Receivables Trust,
Series 2018-02, Class B
3.220%	04/15/22	425	425,062
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	166	165,611
Series 2018-01, Class A2, 144A
2.870%	10/20/23	405	407,171
Series 2018-02, Class A2, 144A
3.140%	02/20/24	424	426,696
Ford Credit Auto Owner Trust,
Series 2015-02, Class A, 144A
2.440%	01/15/27	700	701,694
Series 2018-01, Class A, 144A
3.190%	07/15/31	100	104,152
Series 2018-02, Class A, 144A
3.470%	01/15/30	500	523,380
Series 2019-01, Class A, 144A
3.520%	07/15/30	700	740,337
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A2, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.000%)
2.488%(c)	11/15/21	900	900,344
Series 2019-02, Class A
3.060%	04/15/26	200	207,420
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	103,260
GMF Floorplan Owner Revolving Trust,
Series 2017-01, Class A2, 144A, 1 Month LIBOR + 0.570% (Cap N/A, Floor 0.000%)
2.598%(c)	01/18/22	1,500	1,501,500
Honda Auto Receivables Owner Trust,
Series 2018-04, Class A3
3.160%	01/17/23	850	866,824
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class A, 144A
2.310%	12/14/21	114	113,834
Series 2018-01A, Class A, 144A
3.430%	12/16/24	900	915,068
Series 2019-01A, Class A, 144A
3.630%	09/14/27	600	625,520
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	600	$ 613,272
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	182	182,636
			12,292,300
Collateralized Loan Obligations — 15.7%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.403%(c)	07/15/31	1,000	990,723
Apidos CLO (Cayman Islands),
Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.820%)
3.123%(c)	01/15/27	500	499,276
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
3.219%(c)	04/23/31	1,000	989,013
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-11A, Class X, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.303%(c)	04/15/29	31	31,253
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
3.123%(c)	01/17/28	750	746,425
Burnham Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 0.000%)
3.708%(c)	10/20/29	250	250,603
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.273%(c)	04/17/31	750	742,136
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.388%(c)	01/22/31	250	248,886
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
3.173%(c)	04/19/29	1,000	995,767
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
2.948%(c)	11/15/26	484	483,464
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.313%(c)	04/15/31	500	494,185
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.133%(c)	04/15/27	1,000	996,047
A1

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.100%(c)	01/18/28	500	$ 497,663
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.286%(c)	02/20/31	750	745,324
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.532%(c)	01/16/31	750	744,182
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	01/15/28	750	747,558
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.347%(c)	04/26/31	1,500	1,486,822
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.422%(c)	07/16/31	250	248,204
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.438%(c)	10/20/31	500	499,310
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.418%(c)	01/20/31	1,000	993,356
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.480%(c)	10/18/31	500	495,765
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.666%(c)	10/25/28	750	751,412
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
3.563%(c)	01/15/32	500	499,685
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
3.290%(c)	04/18/31	750	742,198
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.200%(c)	01/18/29	1,000	999,104
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.348%(c)	01/20/31	500	497,423
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.453%(c)	01/17/31	500	496,729
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.253%(c)	04/15/29	2,750	$ 2,728,883
			20,641,396
Consumer Loans — 0.8%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	475	479,160
Series 2019-02, Class A, 144A
3.010%	04/25/28	555	559,530
			1,038,690
Credit Cards — 4.0%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	800	819,643
Series 2019-03, Class A
2.000%	04/15/25	600	602,632
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	700	697,571
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	800	806,274
Series 2017-A01, Class A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.000%)
2.328%(c)	01/15/22	1,600	1,600,877
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.620%)
2.666%(c)	04/22/26	500	503,694
Discover Card Execution Note Trust,
Series 2015-A02, Class A
1.900%	10/17/22	200	199,871
			5,230,562
Equipment — 0.5%
MMAF Equipment Finance LLC,
Series 2019-A, Class A5, 144A
3.080%	11/12/41	300	309,407
Series 2019-B, Class A2, 144A
2.070%	10/12/22	300	300,081
			609,488
Residential Mortgage-Backed Securities — 0.2%
Towd Point Mortgage Trust,
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58	319	327,442
Student Loans — 0.7%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	445	445,030
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	198	199,201

A2

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	285	$ 285,440
			929,671

Total Asset-Backed Securities (cost $40,889,840)			41,069,549
Commercial Mortgage-Backed Securities — 19.2%
Barclays Commercial Mortgage Securities,
Series 2017-C01, Class A1
2.010%	02/15/50	449	447,216
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	1,800	1,858,683
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A1
1.499%	08/10/49	400	397,044
Commercial Mortgage Trust,
Series 2013-LC13, Class A3
3.689%	08/10/46	512	513,426
Series 2014-CR18, Class A3
3.528%	07/15/47	10	10,010
Series 2014-LC17, Class A5
3.917%	10/10/47	206	222,088
Series 2014-UBS05, Class A4
3.838%	09/10/47	215	229,321
Series 2015-CR22, Class A3
3.207%	03/10/48	100	101,737
Series 2015-CR26, Class A3
3.359%	10/10/48	600	632,106
Series 2015-LC21, Class A3
3.445%	07/10/48	600	635,507
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A1
2.010%	11/15/48	590	588,657
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.044%(cc)	03/25/28	681	713,592
Series 2019-M01, Class A1
3.355%	06/25/28	564	605,064
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class A2
2.673%	03/25/26	1,500	1,555,903
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	600	639,012
Series 2017-GS07, Class A1
1.950%	08/10/50	599	597,514
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	60	61,318
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A1
2.086%	03/15/50	496	494,600
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-JP07, Class A1
1.969%	09/15/50	762	$ 759,748
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	748	760,933
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A2
3.101%	12/15/47	6	6,570
Series 2015-C23, Class A3
3.451%	07/15/50	800	847,713
Series 2015-C26, Class A3
3.211%	10/15/48	315	326,096
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	618,112
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,600	2,676,402
Series 2016-UB12, Class A1
1.779%	12/15/49	752	748,963
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	1,474	1,471,571
Series 2018-C08, Class ASB
3.903%	02/15/51	2,300	2,489,324
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A2
2.552%	06/15/48	792	793,469
Series 2015-C29, Class A3
3.368%	06/15/48	500	527,691
Series 2015-LC20, Class A3
3.086%	04/15/50	100	101,736
Series 2016-C37, Class A1
1.944%	12/15/49	911	908,248
Series 2017-C38, Class A1
1.968%	07/15/50	441	440,266
Series 2017-C41, Class A2
2.590%	11/15/50	1,100	1,112,271
Series 2017-RB01, Class A1
2.056%	03/15/50	369	369,003

Total Commercial Mortgage-Backed Securities (cost $24,676,284)			25,260,914
Corporate Bonds — 15.3%
Agriculture — 0.2%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22	275	282,166
Banks — 6.1%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	495	522,602
Sub. Notes, MTN
4.450%	03/03/26	595	648,425
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	10/05/20	200	199,608

A3

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.400%	05/01/26	925	$ 966,170
Sub. Notes
3.875%	03/26/25	250	263,071
4.400%	06/10/25	385	414,410
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20	500	499,675
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25	835	883,628
3.850%	01/26/27	55	58,320
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	55	58,222
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.950%	10/01/26	390	399,872
3.125%	01/23/25	580	600,566
3.509%(ff)	01/23/29	270	285,401
Sub. Notes
4.250%	10/01/27	550	604,250
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	815	862,958
Sub. Notes, GMTN
4.350%	09/08/26	720	779,706
			8,046,884
Biotechnology — 0.4%
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	495	513,359
Computers — 1.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	100	104,197
3.200%	05/13/25	1,250	1,323,972
			1,428,169
Diversified Financial Services — 0.4%
CPPIB Capital, Inc. (Canada),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	262,835
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A
2.750%	04/16/21	250	253,380
			516,215
Electric — 1.9%
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z
2.400%	09/01/26	240	240,343
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	60	60,304
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	810	$ 839,216
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	150	150,968
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	167,614
Southern Power Co.,
Sr. Unsec’d. Notes, Series D
1.950%	12/15/19	460	459,821
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	495	510,415
			2,428,681
Healthcare-Products — 0.0%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	47	49,731
Insurance — 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	915	966,759
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	455	479,034
Multi-National — 0.8%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	405	402,708
2.750%	01/06/23	650	654,985
			1,057,693
Oil & Gas — 0.6%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	200	193,000
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	263	267,742
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	350	363,591
			824,333
Pharmaceuticals — 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	25	25,479
3.600%	05/14/25	700	728,060

A4

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24	225	$ 231,962
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	290	299,786
CVS Health Corp.,
Sr. Unsec’d. Notes
3.375%	08/12/24	375	388,242
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	425	438,514
			2,112,043
Software — 0.5%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.850%	06/01/25	475	507,778
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	100	103,747
			611,525
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	740	817,322

Total Corporate Bonds (cost $19,353,108)			20,133,914
Residential Mortgage-Backed Securities — 1.3%
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.100%(c)	12/25/57	124	124,775
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.582%(c)	08/25/60	294	293,494
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.683%(c)	07/15/58	700	700,223
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	406	424,968
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	08/25/52	200	200,203

Total Residential Mortgage-Backed Securities (cost $1,731,310)			1,743,663
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 3.3%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	$ 200,352
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20	200	199,734
2.125%	10/25/23	200	201,093
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	700	699,538
2.200%	07/26/22	220	222,456
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	400	418,540
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22(a)	1,500	1,518,172
2.500%	09/10/21	50	50,641
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.500%	04/23/28	275	313,336
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20	500	499,675

Total Sovereign Bonds (cost $4,258,468)			4,323,537
U.S. Government Agency Obligations — 13.9%
Federal Home Loan Bank
2.625%	10/01/20	730	735,658
3.000%	10/12/21	3,000	3,079,524
Federal Home Loan Mortgage Corp.
2.750%	06/19/23	4,000	4,161,713
Federal National Mortgage Assoc.
1.875%	09/24/26	75	75,931
2.000%	10/05/22	1,200	1,212,188
2.125%	04/24/26	3,675	3,779,750
2.375%	01/19/23	180	184,474
2.500%	02/05/24	210	217,917
2.875%	09/12/23	4,325	4,532,575
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.250%	03/15/20	225	225,365

Total U.S. Government Agency Obligations (cost $17,571,575)			18,205,095
U.S. Treasury Obligations — 12.2%
U.S. Treasury Bonds
3.000%	05/15/45	4,080	4,803,722
3.750%	11/15/43	2,505	3,294,956
5.250%	11/15/28	850	1,107,125
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29	899	953,700
U.S. Treasury Notes
1.125%	02/28/21	280	277,539
1.375%	04/30/21	10	9,945
2.125%	09/30/21(k)	4,270	4,309,197

A5

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.250%	11/15/24	1,300	$ 1,342,504

Total U.S. Treasury Obligations (cost $16,074,061)			16,098,688

Total Long-Term Investments (cost $124,554,646)			126,835,360

	Shares
Short-Term Investments — 3.4%
Affiliated Mutual Funds — 3.3%
PGIM Core Ultra Short Bond Fund(w)	3,905,954	3,905,954
PGIM Institutional Money Market Fund (cost $445,351; includes $445,186 of cash collateral for securities on loan)(b)(w)	445,262	445,307

Total Affiliated Mutual Funds (cost $4,351,305)		4,351,261

Options Purchased*~ — 0.1%
(cost $3,947)	90,193

Total Short-Term Investments (cost $4,355,252)	4,441,454

TOTAL INVESTMENTS—99.8% (cost $128,909,898)	131,276,814

Other assets in excess of liabilities(z) — 0.2%	264,861

Net Assets — 100.0%	$ 131,541,675

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $435,723; cash collateral of $445,186 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	$ 87
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100	73
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	596	6,104
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	579	5,907
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,448	13,869
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	2,874	28,385
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	2,920	30,198
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	579	5,570
Total Options Purchased (cost $3,947)							$90,193
A6

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
40	10 Year U.S. Treasury Notes	Dec. 2019	$ 5,212,500	$ (21,963)
129	10 Year U.S. Ultra Treasury Notes	Dec. 2019	18,370,406	(248,896)
				(270,859)
Short Positions:
29	90 Day Euro Dollar	Dec. 2020	7,143,062	7,744
147	2 Year U.S. Treasury Notes	Dec. 2019	31,678,500	34,566
39	5 Year U.S. Treasury Notes	Dec. 2019	4,646,789	6,419
58	20 Year U.S. Treasury Bonds	Dec. 2019	9,414,125	121,883
30	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	5,757,188	105,749
				276,361
				$ 5,502
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
15,000	06/12/20	1.896%(S)	3 Month LIBOR(1)(Q)	$ 211	$ (63,575)	$ (63,786)
4,205	01/06/21	1.750%(S)	3 Month LIBOR(2)(Q)	167	(6,542)	(6,709)
5,280	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	179	(13,302)	(13,481)
1,292	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(459)	14,230	14,689
4,590	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	169	41,457	41,288
13,283	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	35,949	35,949
6,735	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	—	6,181	6,181
16,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	237	(124,155)	(124,392)
800	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(21,753)	(21,753)
40,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	410	(917,086)	(917,496)
2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	(52,012)	(56,682)
3,796	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,641)	(101,789)	(96,148)
3,660	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(104,676)	(104,676)
730	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(16,982)	(16,982)
3,465	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	10,022	(84,714)	(94,736)
4,605	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(142,417)	(142,417)
5,045	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	11,612	(157,792)	(169,404)
1,720	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(104,310)	(104,310)
2,250	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	3,777	(143,808)	(147,585)
27,610	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(19,009)	(2,470,605)	(2,451,596)
12,014	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	532	(1,093,652)	(1,094,184)
125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(5,486)	(5,486)
22,007	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(13,939)	(509,459)	(495,520)
38,000	06/23/26	1.565%(S)	3 Month LIBOR(2)(Q)	566,083	270,041	(296,042)
87,000	10/20/26	1.583%(S)	3 Month LIBOR(2)(Q)	(803,221)	608,165	1,411,386
91,450	11/14/26	1.981%(S)	3 Month LIBOR(2)(Q)	(1,962,306)	3,298,443	5,260,749
5,009	12/06/26	2.266%(S)	3 Month LIBOR(2)(Q)	61	285,451	285,390
260	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	(135)	(10,876)	(10,741)
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(12,436)	(12,436)
785	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	(43,067)	(42,524)
21,503	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(241,922)	(2,336,766)	(2,094,844)
7,027	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(26,427)	(761,216)	(734,789)
1,325	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(9,130)	129,847	138,977
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(28,832)	(28,832)
290	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(1,661)	(1,661)
				$(2,484,602)	$(4,639,205)	$(2,154,603)

A7

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8